Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net loss	$ (3,022)	$ (4,562)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred compensation	20	33
Stock-based compensation expense	1,893	732
Depreciation and amortization expense	415	311
Amortization of discount on convertible notes	715
Changes in fair value of derivative liabilities	278
Changes in operating assets and liabilities:
Accounts receivable	(902)	129
Prepaids and other current assets	(611)	(2)
Accounts payable	44	(144)
Accrued expenses and other current liabilities	22	48
Net cash used in operating activities	(1,148)	(3,455)
Investing activities:
Purchase of equipment	(161)	(322)
Net cash used in investing activities	(161)	(322)
Financing activities:
Repurchase of common stock		(4)
Proceeds from stock option exercise	25
Proceeds from convertible notes issuance	3,145
Proceeds from Public Offering, net of offering costs	12,588
Net cash provided by (used in) financing activities	15,758	(4)
Net change in cash and cash equivalents, and certificate of deposit	14,449	(3,781)
Cash and cash equivalents, and certificate of deposit, beginning of period	1,291	5,072
Cash and cash equivalents, and certificate of deposit, end of period	15,740	1,291
Supplemental non-cash disclosures:
Conversion of convertible notes to stockholders’ equity	1,667
Conversion of derivative liabilities to stockholders’ equity	$ 2,471